AEI Fund Management, Inc
30 E 7th Street
Suite 1300
St. Paul, MN  55101



July 7, 2006


Securities and Exchange Commission
Washington, D.C. 20549


RE:  AEI REAL ESTATE FUND XV LIMITED PARTNERSHIP

To Whom It May Concern:

    We are electronically filing a revised preliminary consent statement (proxy statement) for the above referenced limited partnership. This consent statement relates to the liquidation of the fund.


Sincerely,



Patrick W Keene
AEI Fund Management, Inc
Chief Financial Officer